Sep. 22, 2016
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund
MainStay Cushing® MLP Premier Fund

MAINSTAY FUNDS TRUST

MainStay Cushing® MLP Premier Fund

Supplement dated September 22, 2016 (“Supplement”)

to the Summary and Statutory Prospectuses dated March 31, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

Effective November 1, 2016, for the MainStay Cushing® MLP Premier Fund, in the section entitled, “Principal Investment Strategies,” the last sentence of the third paragraph is replaced with the following:

Distributions made by the Fund to shareholders may be considered dividend income, non-taxable returns of capital, capital gain or a combination thereof.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.